FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

26.FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

CLASSIFICATION AND CARRYING AMOUNT OF FINANCIAL INSTRUMENTS

Financial assets and financial liabilities have been classified into categories that determine their basis of measurement and, for items measured at fair value, whether changes in fair value are recognized in the profit or loss or in other comprehensive income. These categories are financial assets and financial liabilities at FVTPL, financial assets at amortized cost, and financial liabilities at amortized cost. The following tables show the carrying values and the fair value of assets and liabilities for each of these categories.

		As at December 31, 2023
		At fair value through
		profit or loss	Amortized cost	Total
		$	$	$
FINANCIAL ASSETS
Cash and cash equivalents	6	—	36,332	36,332
Other receivables (excluding grants)		—	65	65
Investments – Listed shares	7	1,075	—	1,075
Total financial assets		1,075	36,397	37,472

FINANCIAL LIABILITIES
Accounts payable and accrued liabilities	11	—	9,798	9,798
Borrowings	14	—	1,758	1,758
Convertible Notes	15	—	53,624	53,624
Total financial liabilities		—	65,180	65,180

		As at December 31, 2022
		At fair value through
		profit or loss	Amortized cost	Total
		$	$	$
FINANCIAL ASSETS
Cash and cash equivalents	6	—	59,924	59,924
Other receivables (excluding grants)		—	27	27
Investments – Listed shares	7	800	—	800
Total financial assets		800	59,951	60,751

FINANCIAL LIABILITIES
Accounts payable and accrued liabilities	11	—	15,429	15,429
Borrowings	14	—	1,988	1,988
Convertible Notes	15	6,727	49,817	56,544
Total financial liabilities		6,727	67,234	73,961

FINANCIAL RISKS

Fair Value

Current financial assets and financial liabilities are valued at their carrying amounts, which are reasonable estimates of their fair value due to their relatively short-maturities; this includes cash and cash equivalents, other receivables and accounts payable and accrued liabilities. Borrowings and the convertible debt host are accounted for at amortized cost using the effective interest method, and their fair value approximates their carrying value except for the convertible debt host for which fair value is estimated at $66,227 (US$50,073) as at December 31, 2023 ($59,296 and US$43,778 as at December 31, 2022) (level 3).

Fair Value Hierarchy

Subsequent to initial recognition, the Company uses a fair value hierarchy to categorize the inputs used to measure the financial instruments at fair value grouped into the following levels based on the degree to which the fair value is observable (refer to note 3.12).

	As at December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial Assets at FVTPL
Non-current investments (Equity investment in publicly listed entities)	1,075	—	—	1,075
Financial liabilities at FVTPL
Convertible notes - Embedded derivatives (note 15)	—	—	—	—

	As at December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Assets at FVTPL
Non-current investments (Equity investment in publicly listed entities)	800	—	—	800
Financial liabilities at FVTPL
Convertible notes - Embedded derivatives (note 15)	—	—	6,727	6,727

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023 (none in 2022).

Financial Instruments Measured at FVTPL

Investments – Listed Shares

Equity instruments publicly listed are classified as Level 1 in the fair value hierarchy. Their fair values are a recurring measurement and are estimated using the closing share price observed on the relevant stock exchange.

Liquidity Risk

Liquidity risk is the risk that the Company encounters difficulty in meeting its obligations associated with financial liabilities that are settled by delivering cash or another financial asset.

The Company manages its liquidity risk by using budgets that enable it to determine the amounts required to fund its exploration, evaluation, and development expenditure programs. The Company’s liquidity and operating results may be adversely affected if the Company’s access to the capital markets or other alternative forms of financing is hindered, whether because of a downturn in stock market conditions generally or related to matters specific to the Company. The Company has historically generated cash flow primarily from its financing activities.

Management believes that without additional funding, the Company does not have sufficient liquidity to pursue its planned expenditures over the next twelve months. These circumstances indicate the existence of material uncertainties that cast substantial doubt upon the Company’s ability to continue as a going concern and accordingly, the appropriateness of the use of IFRS applicable to a going concern (see note 1).

As at December 31, 2023, all of the Company’s short-term liabilities totalled $11,984 ($16,105 in 2022), have contractual maturities of less than one year and are subject to normal trade terms. The Company regularly evaluates its cash position to ensure preservation and security of capital as well as maintenance of liquidity.

	As at December 31, 2023
	Carrying	Contractual	0 to 12	12 to 24	More than
	amount	cash flow	months	months	24 months
Accounts payable and accrued liabilities	9,798	9,798	9,798	—	—
Lease liabilities	2,087	2,416	545	529	1,342
Borrowings	1,758	1,979	577	577	825
Convertible Notes – Host[i]	53,624	66,129	—	66,129	—

[i]The Convertible Notes are translated at the spot rate as of December 31, 2023

The Company has one variable lease agreement that is indexed to the consumer price index, on March 31 of each year.

Credit Risk

Credit risk results from the possibility that a loss may occur from the failure of another party to perform according to the terms of the contract. The Company’s credit risk is primarily related to cash and cash equivalents and receivables. The receivables consist mainly of the refund of the goods and services tax receivable from the governments of Canada and Quebec, as well as tax credits receivable from the Government of Quebec. The Company mitigates credit risk by maintaining cash with Canadian chartered banks and guaranteed deposits in credit unions.

Currency Risk

Foreign currency risk is the risk that the Company’s financial performance could be affected by fluctuations in the exchange rates between currencies. Some of the Company’s expenditures are denominated in U.S dollars and, the Company holds cash balances denominated in U.S dollars. Also, the convertible notes are denominated in U.S dollars. As such, the Company is exposed to gains or losses on foreign exchange revaluation.

Currently, the Company has no hedging contracts in place and therefore is exposed to the foreign exchange rate fluctuations. The strengthening of the U.S. dollar would negatively impact the Company’s net income and cash flows while the strengthening of the Canadian dollar would increase its net income and cash flows.

As at December 31, 2023 and 2022, the balances in U.S. dollars held by the Company were as follows:

	As at December 31, 2023	As at December 31, 2022
	$	$
Cash and cash equivalents in U.S. dollars	5,003	10,928
Accounts payable in U.S. dollars	(765)	(407)
Convertible notes – Host in U.S. dollars	(40,545)	(36,780)
Net exposure, in U.S. dollars	(36,307)	(26,259)
Equivalent in Canadian dollars	(48,018)	(36,307)

Increase in net loss with a 5% appreciation in the U.S. dollar	(2,401)	(1,778)
Decrease in net loss with a 5% depreciation in the U.S. dollar	2,401	1,778

See note 15 for the Embedded Derivatives.

Interest Rate Risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate as a result of changes in market interest rates.

The Company is exposed to interest rate risk primarily on its convertible notes bearing interest at variable rates and does not take any particular measures to protect itself against fluctuations in interest rates. With the exception of the convertible notes, the Company’s financial assets and financial liabilities are not significantly exposed to interest rate risk because either they are short-term in nature or because they are non-interest bearing.

The convertible notes bear a quarterly coupon interest payment of the greater between the 3-month CME Term SOFR plus 5% and 7%. Based on the balance of the convertible notes as at December 31, 2023, the impact of a 1% shift in interest rate, on net financial expenses over a 12-month horizon would amount to approximately $681 (US$515) ($695 (US$513) in 2022). See note 15 for the interest rate risk on the embedded Derivatives.